Average Annual Total Returns - TCW Emerging Markets Income Fund	Mar. 01, 2021	[1]
J.P. Morgan EMBI Global Diversified (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.26%	[2]
5 Years	7.08%	[2]
10 Years	6.22%	[2]
Class I
Average Annual Return:
1 Year	5.13%
5 Years	7.77%
10 Years	5.46%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	3.30%
5 Years	5.59%
10 Years	3.21%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	2.94%
5 Years	5.02%
10 Years	3.20%
Class N
Average Annual Return:
1 Year	5.09%
5 Years	7.56%
10 Years	5.21%

[1]	Plan Class shares of the Fund have an inception date of February 28, 2020, and therefore do not have a full year of performance history as of the date of this Prospectus.
[2]

The J.P. Morgan EMBI Global Diversified is a market capitalization-weighted total return index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans issued by emerging market sovereign and quasi-sovereign entities.